Pension Plans Expected Future Benefit Payments (Detail) - Foreign Pension Plan [Member] $ in Millions	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2017	$ 12.0
2018	12.4
2019	12.4
2020	12.7
2021	12.7
2022-2026	$ 68.9